Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt
Debt maturing within one year:
Debt maturing within one year consists of the following:

	December 31,
(in Millions)	2012	2011
Short-term debt	$50.6	$27.0
Current portion of long-term debt	5.7	19.5
Total debt maturing within one year	$56.3	$46.5
Weighted average interest rates for short-term debt outstanding at year-end	6.5%	9.7%

Short-term debt consisted of foreign credit lines at December 31, 2012 and December 31, 2011. We often provide parent-company guarantees to lending institutions providing credit to our foreign subsidiaries.
Long-term debt:
Long-term debt consists of the following:

(in Millions)	December 31, 2012
	Interest Rate Percentage	Maturity Date	12/31/2012	12/31/2011
Pollution control and industrial revenue bonds (less unamortized discounts of $0.2 and $0.2, respectively)	0.2-6.5%	2013-2035	$176.7	$176.7
Senior notes (less unamortized discount of $1.8 and $2.1, respectively)	3.95-5.2%	2019-2022	598.2	597.9
2011 credit agreement (1)	2.4%	2016	130.0	—
Foreign debt	0-8.9%	2013-2023	9.6	24.0
Total long-term debt			914.5	798.6
Less: debt maturing within one year			5.7	19.5
Total long-term debt, less current portion			$908.8	$779.1

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(1)	Letters of credit outstanding under the 2011 credit agreement totaled $74.0 million. Available funds under this facility were $1,296.0 million at December 31, 2012.
Maturities of long-term debt
Maturities of long-term debt outstanding, excluding discounts, at December 31, 2012, are $5.7 million in 2013, $33.3 million in 2014, $0.9 million in 2015, $131.0 million in 2016, $0.7 million in 2017 and $744.9 million thereafter.
Covenants
Among other restrictions, the 2011 Credit Agreement contains financial covenants applicable to FMC and its consolidated subsidiaries related to leverage (measured as the ratio of debt to adjusted earnings) and interest coverage (measured as the ratio of adjusted earnings to interest expense). Our actual leverage for the four consecutive quarters ended December 31, 2012 was 1.4 which is below the maximum leverage of 3.5. Our actual interest coverage for the four consecutive quarters ended December 31, 2012 was 17.3 which is above the minimum interest coverage of 3.5. We were in compliance with all covenants at December 31, 2012.
Compensating Balance Agreements
We maintain informal credit arrangements in many foreign countries. Foreign lines of credit, which include overdraft facilities, typically do not require the maintenance of compensating balances, as credit extension is not guaranteed but is subject to the availability of funds.